Document and Entity Information Document	Aug. 22, 2020
Cover page.
Document Type	8-K
Document Period End Date	Aug. 22, 2020
Entity Registrant Name	NV5 GLOBAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35849
Entity Tax Identification Number	45-3458017
Entity Address, Address Line One	200 South Park Road,
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Hollywood,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33021
City Area Code	954
Local Phone Number	495-2112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NVEE
Security Exchange Name	NASDAQ
Entity Central Index Key	0001532961
Amendment Flag	false